Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 1,100,291
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	143,573
1- 5 year(s) [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	298,888
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 657,830